Borrowings - Additional Information (Detail) (USD $)						1 Months Ended					12 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2013 Private Education Loans - Other Secured Borrowing Facilities [Member]	Jun. 13, 2013 Securitization Trust [Member] ResidualInterest	Dec. 31, 2013 Securitization Trust [Member]	Apr. 11, 2013 Securitization Trust [Member]	Feb. 13, 2013 Securitization Trust [Member]	Dec. 31, 2013 Call Option [Member] Long-Term Debt [Member]	Dec. 31, 2013 Private Education Loan Facility [Member]	Dec. 31, 2013 FFELP Loans [Member]	Dec. 31, 2013 FFELP Loans [Member] Maximum [Member]	Dec. 31, 2013 FFELP Loans [Member] Minimum [Member]	Dec. 31, 2013 Pre-Payable Debt [Member] Long-Term Debt [Member] Secured Borrowings [Member]	Dec. 31, 2013 Sallie Mae Bank [Member]
Debt [Line Items]
Outstanding long-term borrowings										$ 1,700,000,000					$ 6,200,000,000
Assets	159,543,000,000	181,260,000,000				6,600,000,000	58,000,000	2,030,000,000	3,820,000,000
Liabilities	153,901,000,000	176,194,000,000				6,420,000,000		1,990,000,000	3,680,000,000
Number of residual interest sold						3
Outstanding borrowings under facility					843,000,000							10,000,000,000
Assets securing facility					1,600,000,000							10,400,000,000
Facility maturity date													2016-01	2014-06
Maximum unused capacity													10,600,000,000
Unencumbered FFELP Loan												2,700,000,000
Maturity date of the facility											Aug. 15, 2015
Bank Deposits																9,200,000,000
Brokered term deposits																4,500,000,000
Retail Deposits of Sallie Mae Bank																4,400,000,000
Deposits from Affiliates																299,000,000
Cash and liquid investments	5,190,000,000	3,900,000,000	2,794,000,000	4,343,000,000												2,200,000,000
Borrowing capacity with Federal Reserve Bank																900,000,000
Outstanding borrowings																0
Issuance of unsecured debt	$ 3,750,000,000	$ 2,700,000,000	$ 2,000,000,000